Condensed Consolidated Balance Sheets - USD ($)	May 31, 2026		Aug. 31, 2025		Aug. 31, 2024
Current assets
Cash and cash equivalents	$ 35,811		$ 93,329		$ 152,985
Accounts receivable, net	34,402		56,235		62,914
Inventories	310,960		316,508		460,047
Deposit, prepayments and other receivables	59,561		61,676		114,806
Total current assets	440,734		527,748		790,752
Non-current assets
Property, plant and equipment, net	226,862		264,557		357,778
Operating lease right-of-use assets	46,456		91,408		199,647
Deferred offering cost	3,233,652		3,225,464		449,576
Technology-related intangible assets, net	39,670,502		41,579,778		51,481,358
Total non-current assets	43,177,472		45,161,207		52,488,359
TOTAL ASSETS	43,618,206		45,688,955		53,279,111
Current liabilities
Accounts payable and accruals	577,456		548,194		267,900
Other payables	215,684		149,034		95,831
Deferred revenue	25,929		11,005		10,012
Hire purchase creditor			4,852		8,758
Amounts due to shareholders	3,544,333		2,436,407		1,202,692
Operating lease liability - current	50,342		63,262		99,445
Total current liabilities	4,413,744		3,212,754		1,684,638
Non-current liabilities
Hire purchase creditor					4,320
Operating lease liabilities			34,774		108,891
Total non-current liabilities			34,774		113,211
TOTAL LIABILITIES	4,413,744		3,247,528		1,797,849
Commitments and contingencies (Note 14)
Shareholders’ equity
Common stock	27,181	[1]	27,181	[1],[2]	25,686	[2]
Additional paid in capital	97,492,063		97,492,063		91,513,818
Accumulated other comprehensive loss	(159,196)		(85,598)		(48,827)
Accumulated deficit	(56,959,317)		(54,028,719)		(39,401,857)
Non-controlling interest	(1,196,269)		(963,500)		(607,558)
Total shareholders’ equity	39,204,462		42,441,427		51,481,262
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 43,618,206		$ 45,688,955		$ 53,279,111

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.
[2]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.